Related Party Transactions (Details) - USD ($)								3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2026	Mar. 31, 2026	Mar. 24, 2026	Dec. 29, 2025	Sep. 30, 2025	Jun. 30, 2025	Feb. 17, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	May 07, 2026	Mar. 29, 2026
Related Party Transactions [Line Items]
Majority interest sale							$ 1
Accrued salaries												$ 405,000	$ 435,000
Net of payments										$ 108,462	$ 2,400	145,814	263,885
Accrued payroll taxes						$ 7,988			$ 7,988		7,988	55,384
Accrued fees						$ 50,000		$ 50,000	$ 50,000	50,000	$ 50,000	100,000	100,000
Amount due to related party	$ 29,088,485
Liability to related party								5,514,423		5,514,423
Accrued director’s fees		$ 56,250
Amount payable to related party								800,000
Shares issued price per share						$ 1			$ 1		$ 1
Conversion of note payable												180,000
Accrued salaries								990,066		990,066		542,460	463,274
Common stock issued for conversion of loan payable - related party						$ 250,000					$ 250,000	250,000
Shares issued								$ 1,420,000	$ 190,000	$ 2,863,750	$ 250,000
Payments for Taxes												41,386	$ 91,198
Common stock issued for services												$ 1,125,000
Stock based compensation amount				$ 1,125,000
Series AAA Convertible Preferred Stock [Member]
Related Party Transactions [Line Items]
Price of per share													$ 0.1
Stock issued during period, shares, new issues													700,000
Series AAAA Convertible Preferred Stock [Member]
Related Party Transactions [Line Items]
Price of per share													$ 0.5
Stock issued during period, shares, new issues													1,183,700
Provision for conversion debt													$ 591,850
Warrants [Member]
Related Party Transactions [Line Items]
Price of per share													$ 0.5
Stock issued during period, shares, new issues													710,220
Provision for conversion debt													$ 1,775,550
Common Stock [Member]
Related Party Transactions [Line Items]
Common stock issued												750,000	600,000
Shares issued price per share												$ 1		$ 2	$ 2
Stock issued during period, shares, new issues								710,000	190,000	1,431,875	250,000
Shares issued								$ 71	$ 19	$ 143	$ 25
Accrued salaries, converted amount												$ 180,000
Accrued salaries, converted shares												180,000
Common stock issued for services												$ 113
Common stock issued for services (in Shares)												1,125,000
Forecast [Member]
Related Party Transactions [Line Items]
Amount due to related party	$ 9,088,485
Equity convertible percentage	19.90%
Ox Hill Realty LLC [Member]
Related Party Transactions [Line Items]
Amount due to related party										29,917,458
TRINITY [Member]
Related Party Transactions [Line Items]
Monthly rate										23,000
Board of Director fees [Member]
Related Party Transactions [Line Items]
Common stock issued		28,125
Price of per share						$ 1			$ 1		$ 1	$ 1
Accrued fees								150,000		150,000
Shares issued price per share		$ 2
Accrued salaries												$ 405,000
Stock issued during period, shares, new issues						150,000						150,000
Conversion of accrued fees						$ 150,000			$ 150,000		$ 150,000	$ 150,000
Board of Director fees [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Common stock issued											150,000
Shares issued price per share						$ 1			$ 1		$ 1
Stock issued during period, shares, new issues												2,657,550
Shares issued												$ 1,125,000
Officer [Member]
Related Party Transactions [Line Items]
Accrued salaries								489,033		489,033
Net of payments													$ 263,885
Accrued payroll taxes												$ 55,384	103,598
Shares issued price per share						$ 1			$ 1		$ 1
Shares issued												180,000
Accrued salaries												$ 474,610	$ 395,423
Officer [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Accrued salaries						$ 180,000			$ 180,000		$ 180,000
Price of per share												$ 1
Shares issued price per share						$ 1			$ 1		$ 1
Stock issued during period, shares, new issues											180,000	180,000
President [Member]
Related Party Transactions [Line Items]
Common stock issued			4,200,000
Shares issued price per share			$ 2
Common stock issued for services				$ 1,125,000
Common stock issued for services (in Shares)												1,125,000
Related Party [Member]
Related Party Transactions [Line Items]
Accrued salaries						$ 200,100		14,423	$ 200,100	14,423	$ 200,100
Accrued salary						$ 180,000
Common stock issued											180,000
Price of per share						$ 1			$ 1		$ 1		$ 1
Shares issued price per share						$ 1			1		$ 1
Conversion of note payable											$ 250,000
Accrued salaries													$ 435,000
Stock issued during period, shares, new issues						180,000							63,630
Related Party [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Price of per share												$ 1
Shares issued price per share						$ 1			$ 1		$ 1
Shares issued											250,000
Stock issued during period, shares, new issues											250,000	250,000
Related Party [Member] | Board of Director fees [Member]
Related Party Transactions [Line Items]
Stock issued during period, shares, new issues						250,000							2,657,550
Shares issued													$ 265
Related Party [Member] | Board of Director fees [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Stock issued during period, shares, new issues												2,657,550
Shares issued					$ 265
Related Party [Member] | Officer [Member]
Related Party Transactions [Line Items]
Accrued salaries						$ 415,523		180,000	$ 415,523	180,000	$ 415,523	$ 474,610	$ 395,423
Flip Wallen [Member]
Related Party Transactions [Line Items]
Liability to related party								$ 6,314,423		$ 6,314,423